Long-Term Debt - Summary of Future Minimum Principal Payments (Details) $ in Thousands	Aug. 25, 2017 USD ($)
Debt Instrument [Line Items]
2018	$ 24,808
2019	24,808
2020	20,716
2021	16,500
2022	99,000
Total	185,832
Amended Credit Agreement
Debt Instrument [Line Items]
2018	16,500
2019	16,500
2020	16,500
2021	16,500
2022	99,000
Total	165,000
BNDES Credit Agreements
Debt Instrument [Line Items]
2018	8,308
2019	8,308
2020	4,216
Total	$ 20,832